Quarterly Financial Data (Unaudited)	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

The quarterly data reflects, in the opinion of management, all normal recurring adjustments necessary to present fairly the results for the interim periods.

Quarter Ended	Operating Revenues	Operating Income	Net Income (Loss)	Basic and Diluted Earnings (Loss) per Common Share
Fiscal 2014

September 30	$13,041,272	$692,098	$79,409	$0.01
December 31	25,810,664	5,624,971	3,134,729	0.45
March 31	40,435,516	8,886,123	5,173,624	0.74
June 30	16,558,419	400,247	(112,634)	(0.01)

Fiscal 2013

September 30	$11,452,315	$415,946	$(158,903)	$(0.02)
December 31	22,106,691	4,967,855	3,249,376	0.47
March 31	31,133,349	7,323,064	4,242,677	0.62
June 30	15,972,482	481,814	(132,374)	(0.02)